Transactions with Related Parties, First Jelco Loan (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Loan Agreement [Abstract]
Balance outstanding			$ 191,129		$ 198,607
Jelco [Member] | First Jelco Note [Member]
Loan Agreement [Abstract]
Unpaid interest				$ 159
Balance outstanding			$ 5,900
Jelco [Member] | First Jelco Note [Member] | Plan [Member]
Loan Agreement [Abstract]
Interest rate		0.00%
Jelco [Member] | First Jelco Note [Member] | LIBOR [Member] | Plan [Member]
Loan Agreement [Abstract]
Term of variable rate	3 months
Margin on variable rate	8.50%